Share Based Compensation (Details) - Allrites Holdings Pte Ltd And Subsidiaries [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Weighted average risk-free rate	1.60%	0.88%
Weighted average volatility	133.83%	121.37%
Dividend yield	0.00%	0.00%
Expected term	3 years 1 month 6 days	3 years 9 months 18 days